BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Financial reporting in hyperinflationary economy (Details)	36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Level of price index	2,684.55	1,859.38	1,128.45
Adjustment coefficient	1	1.444	2.379
Inflation rate	291.00%	268.00%	156.00%	136.00%